SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) $ in Thousands, $ in Thousands		3 Months Ended		6 Months Ended				12 Months Ended
		Sep. 30, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2021 USD ($) shares		Jun. 30, 2021 CAD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 CAD ($) shares
IfrsStatementLineItems [Line Items]
Opening balance				32,339,000		32,339,000	22,491,000	22,491,000		22,491,000
Opening balance, value | $				$ 136,199			$ 114,840	$ 114,840
Shares issued on exercise of stock options				15,000		15,000		261,000		261,000
Shares issued on exercise of stock options, value | $				$ 55				$ 602
Shares issued on exercise of RSUs and DSUs				123,000		123,000		382,000		382,000
Shares issued on exercise of RSUs and DSUs, value | $				$ 503				$ 1,627
Shares issued on exercise of warrants								2,000		2,000
Shares issued on exercise of warrants, value | $								$ 8
Shares issued on acquisition of Otis Gold Corp	[1]							8,131,000		8,131,000
Shares issued on acquisition of Otis Gold Corp, value | $	[1]							$ 16,370
Shares issued as part of Credit Facility	[2]							107,000		107,000
Shares issued as part of Credit Facility, value | $	[2]							$ 180
Shares issued to settle payables, shares		670,974	670,974					671,000	[3]	671,000	[3]
Shares issued to settle payables		$ 2,098	$ 2,098				$ 1,213	$ 1,738	[3]
Value of shares issued in asset acquisition	[4]							66,000		66,000
Value of shares issued in asset acquisition, value | $	[4]							$ 246
Shares issued to settle interest on convertible debentures	[5]							228,000		228,000
Shares issued to settle interest on convertible debentures, value | $				$ 727				$ 588	[5]
Ending balance				32,763,000		32,763,000		32,339,000		32,339,000
Ending balance, value | $				$ 137,484				$ 136,199
Secured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Shares issued to settle interest on convertible debentures	[5]			286,000		286,000
Shares issued to settle interest on convertible debentures, value				$ 727	[5]	$ 888		$ 588		$ 754

[1]	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.
[2]	On March 16, 2020, the Company closed a $6,000 bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 9).
[3]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
[4]	On September 21, 2020 and in accordance with the Globex Agreement, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 6).
[5]	The Company elected to pay the December 31, 2020 and June 30, 2021 interest payments on the Debentures (Note 9) in common shares valued at C$754 ($588) and C$888 ($727) respectively.